Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 6,075	$ 4,459
Interest payable	283	14,446	$ 14,835
Income taxes payable	2,080	2,742	2,839
Operating lease liabilities	3,836
Contingent dealer liabilities	4,630
Accrued reorganization costs	9,715
Other	8,416	9,438	9,352
Total Other accrued liabilities	$ 35,035	$ 31,085	$ 53,484